Net fee and commission income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fee type
Revenue from contracts with customers	£ 8,522	£ 9,006	£ 8,775
Other non-contract fee income	119	116	118
Fee and commission income	(8,641)	(9,122)	(8,893)
Fee and commission expenses	(2,070)	(2,362)	(2,084)
Net fee and commission income	6,571	6,760	6,809
Transactional [member]
Fee type
Revenue from contracts with customers	3,163	3,883	3,716
Advisory [member]
Fee type
Revenue from contracts with customers	854	1,080	1,059
Brokerage and execution [member]
Fee type
Revenue from contracts with customers	1,385	1,339	1,226
Underwriting and syndication [member]
Fee type
Revenue from contracts with customers	2,867	2,358	2,462
Other [member]
Fee type
Revenue from contracts with customers	253	346	312
Operating segments [member] | Barclays UK [member]
Fee type
Revenue from contracts with customers	1,252	1,551	1,542
Other non-contract fee income	0	0	0
Fee and commission income	(1,252)	(1,551)	(1,542)
Fee and commission expenses	(308)	(365)	(360)
Net fee and commission income	944	1,186	1,182
Operating segments [member] | Barclays UK [member] | Transactional [member]
Fee type
Revenue from contracts with customers	810	1,074	1,102
Operating segments [member] | Barclays UK [member] | Advisory [member]
Fee type
Revenue from contracts with customers	159	177	209
Operating segments [member] | Barclays UK [member] | Brokerage and execution [member]
Fee type
Revenue from contracts with customers	212	208	153
Operating segments [member] | Barclays UK [member] | Underwriting and syndication [member]
Fee type
Revenue from contracts with customers	0	0	0
Operating segments [member] | Barclays UK [member] | Other [member]
Fee type
Revenue from contracts with customers	71	92	78
Operating segments [member] | Barclays International [member]
Fee type
Revenue from contracts with customers	7,259	7,443	7,206
Other non-contract fee income	119	116	118
Fee and commission income	(7,378)	(7,559)	(7,324)
Fee and commission expenses	(1,754)	(1,990)	(1,707)
Net fee and commission income	5,624	5,569	5,617
Operating segments [member] | Barclays International [member] | Transactional [member]
Fee type
Revenue from contracts with customers	2,353	2,809	2,614
Operating segments [member] | Barclays International [member] | Advisory [member]
Fee type
Revenue from contracts with customers	693	903	850
Operating segments [member] | Barclays International [member] | Brokerage and execution [member]
Fee type
Revenue from contracts with customers	1,173	1,131	1,073
Operating segments [member] | Barclays International [member] | Underwriting and syndication [member]
Fee type
Revenue from contracts with customers	2,867	2,358	2,462
Operating segments [member] | Barclays International [member] | Other [member]
Fee type
Revenue from contracts with customers	173	242	207
Head Office [member]
Fee type
Revenue from contracts with customers	11	12	27
Other non-contract fee income	0	0	0
Fee and commission income	(11)	(12)	(27)
Fee and commission expenses	(8)	(7)	(17)
Net fee and commission income	3	5	10
Head Office [member] | Transactional [member]
Fee type
Revenue from contracts with customers	0	0	0
Head Office [member] | Advisory [member]
Fee type
Revenue from contracts with customers	2	0	0
Head Office [member] | Brokerage and execution [member]
Fee type
Revenue from contracts with customers	0	0	0
Head Office [member] | Underwriting and syndication [member]
Fee type
Revenue from contracts with customers	0	0	0
Head Office [member] | Other [member]
Fee type
Revenue from contracts with customers	£ 9	£ 12	£ 27